Stockholders' Equity (Details 4) (USD $)	9 Months Ended
	Dec. 31, 2014	Mar. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding Exercise Price	$ 6.37	$ 0
Options Outstanding Number of Options	332,500	0
Options Exercisable Weighted Average Remaining Life	9 years 4 months 24 days
Options Exercisable Number of Options	55,412
Exercise Price [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding Exercise Price	$ 6.37
Options Outstanding Number of Options	332,500
Options Exercisable Weighted Average Remaining Life	9 years 4 months 24 days
Options Exercisable Number of Options	55,412